Feb. 01, 2017

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX
Highland Total Return Fund	HTAAX	HTACX	HTAYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.